Loss per share (Tables)	12 Months Ended
Dec. 31, 2021
Loss per share
Basic loss per share and diluted loss per share

Basic loss per share and diluted loss per share have been calculated in accordance with ASC 260 Earnings per share for the years ended December 31, 2020 and 2021 as below:

	Year Ended
	December 31,
	2019	2020	2021
	RMB	RMB	RMB
Numerator:
Net income/(loss)	166,606	75,427	(124,615)
Less: Accretion on convertible redeemable preferred shares to redemption value	(406,828)	(3,206,324)	(4,729,719)
Less: deemed dividend to the shareholders	(24,229)	—	(104,036)
Net loss attributable to ordinary shareholders — basic and diluted	(264,451)	(3,130,897)	(4,958,370)
Denominator:
Weighted average number of ordinary shares outstanding — basic and diluted	34,728,028	54,506,733	406,567,584
Net loss per share — basic and diluted	(7.61)	(57.44)	(12.20)

Anti-dilutive loss per share

The potentially dilutive securities that have not been included in the calculation of diluted net loss per share as their inclusion would be anti-dilutive are as follows:

	Year Ended December 31,
	2019	2020	2021
Shares issuable upon vesting of RSUs	7,516,745	12,973,563	10,723,068
Shares issuable upon vesting of share options	—	—	2,821,137
Shares issuable upon conversion of the Preferred Shares	256,069,179	305,355,746	—
Restricted shares that become outstanding upon vesting	38,277,216	28,022,113	—
Warrant to purchase of Preferred Shares	248,003	—	—
Total	302,111,143	346,351,422	13,544,205